Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Before Income Taxes

(Millions)	2010	2009	2008
United States	$2,778	$2,338	$2,251
International	2,977	2,294	2,857
Total	$5,755	$4,632	$5,108

Provision for Income Taxes

(Millions)	2010	2009	2008
Currently payable
Federal	$837	$88	$882
State	73	13	14
International	796	586	820
Deferred
Federal	55	489	(168)
State	43	56	34
International	(212)	156	6
Total	$1,592	$1,388	$1,588

Components of Deferred Tax Assets and Liabilities

(Millions)	2010	2009
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$99	$168
Product and other claims	148	160
Miscellaneous accruals	175	180
Pension costs	724	852
Stock-based compensation	501	473
Net operating/capital loss carryforwards	437	59
Foreign tax credits	281	286
Other - net	46	—
Gross deferred tax assets	2,411	2,178
Valuation allowance	(128)	(23)
Total deferred tax assets	$2,283	$2,155

Deferred tax liabilities:
Product and other insurance receivables	$(59)	$(80)
Accelerated depreciation	(695)	(571)
Intangible amortization	(823)	(662)
Other - net	—	(5)
Total deferred tax liabilities	(1,577)	(1,318)

Net deferred tax assets	$706	$837

Reconciliation of Effective Income Tax Rate

	2010	2009	2008
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes — net of federal benefit	1.2	1.0	0.8
International income taxes — net	(7.1)	(5.3)	(4.1)
U.S. research and development credit	(0.2)	(0.3)	(0.5)
Reserves for tax contingencies	(0.5)	0.8	0.8
Restructuring actions	—	—	0.4
Medicare Modernization Act	1.0	(0.2)	(0.2)
Domestic Manufacturer’s deduction	(1.4)	(0.5)	(0.8)
All other — net	(0.3)	(0.5)	(0.3)
Effective worldwide tax rate	27.7%	30.0%	31.1%

Federal, State and Foreign Tax

(Millions)	2010	2009	2008
Gross UTB Balance at January 1	$618	$557	$680

Additions based on tax positions related to the current year	128	121	126
Additions for tax positions of prior years	142	164	98
Reductions for tax positions of prior years	(161)	(177)	(180)
Settlements	(51)	—	(101)
Reductions due to lapse of applicable statute of limitations	(54)	(47)	(66)

Gross UTB Balance at December 31	$622	$618	$557

Net UTB impacting the effective tax rate at December 31	$394	$425	$334